GuidePath Growth and Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 49.2%	Shares	Value
Aerospace & Defense - 0.6%
General Dynamics Corp.	685	$199,787
Lockheed Martin Corp.	921	426,552
		626,339

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	5,265	531,449

Banks - 1.8%
Citizens Financial Group, Inc.	8,336	373,036
Huntington Bancshares, Inc.	29,566	495,526
M&T Bank Corp.	1,164	225,804
Regions Financial Corp.	21,575	507,444
US Bancorp	8,058	364,625
		1,966,435

Beverages - 2.6%
Coca-Cola Co.	22,208	1,571,216
PepsiCo, Inc.	10,154	1,340,734
		2,911,950

Biotechnology - 1.7%
AbbVie, Inc.	10,134	1,881,073

Building Products - 0.6%
Johnson Controls International PLC	6,252	660,336

Capital Markets - 1.4%
Blackrock, Inc. (a)	693	727,130
CME Group, Inc.	3,053	841,468
		1,568,598

Chemicals - 1.0%
Air Products and Chemicals, Inc.	2,155	607,839
CF Industries Holdings, Inc.	1,164	107,088
LyondellBasell Industries NV - Class A	6,337	366,659
		1,081,586

Communications Equipment - 1.2%
Cisco Systems, Inc.	18,842	1,307,258

Consumer Finance - 0.1%
Synchrony Financial	2,456	163,913

Consumer Staples Distribution & Retail - 1.0%
Kroger Co.	8,175	586,393
Target Corp.	4,819	475,394
		1,061,787

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	21,996	951,767

Electric Utilities - 0.9%
American Electric Power Co., Inc. (a)	2,707	280,878
Edison International	10,091	520,696
Xcel Energy, Inc.	2,757	187,752
		989,326

Electrical Equipment - 0.9%
Emerson Electric Co.	7,119	949,176

Food Products - 1.3%
Archer-Daniels-Midland Co.	3,464	182,830
General Mills, Inc.	8,634	447,327
Mondelez International, Inc. - Class A	11,172	753,440
		1,383,597

Ground Transportation - 1.1%
Norfolk Southern Corp.	2,647	677,552
Union Pacific Corp.	2,484	571,519
		1,249,071

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	9,414	1,280,398
Medtronic PLC	7,161	624,225
		1,904,623

Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	3,796	637,728
Cigna Group	2,355	778,516
UnitedHealth Group, Inc.	4,255	1,327,432
		2,743,676

Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	4,919	1,437,184
Starbucks Corp.	3,553	325,562
Yum! Brands, Inc.	3,117	461,877
		2,224,623

Household Durables - 0.1%
Garmin Ltd.	549	114,587

Household Products - 2.8%
Colgate-Palmolive Co.	13,026	1,184,063
Kimberly-Clark Corp.	2,100	270,732
Procter & Gamble Co.	10,074	1,604,990
		3,059,785

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	2,442	568,693

Insurance - 1.3%
Aflac, Inc.	5,995	632,233
Fidelity National Financial, Inc.	995	55,780
Hartford Insurance Group, Inc.	3,944	500,375
Travelers Cos., Inc.	1,051	281,184
		1,469,572

IT Services - 2.5%
Accenture PLC - Class A	4,266	1,275,065
International Business Machines Corp.	5,024	1,480,975
		2,756,040

Machinery - 1.5%
Caterpillar, Inc.	1,676	650,640
Cummins, Inc.	1,941	635,678
Illinois Tool Works, Inc.	1,701	420,572
		1,706,890

Media - 0.9%
Comcast Corp. - Class A	10,280	366,893
Omnicom Group, Inc.	8,404	604,584
		971,477

Multi-Utilities - 1.3%
Ameren Corp.	4,071	390,979
Consolidated Edison, Inc.	2,316	232,411
DTE Energy Co.	2,454	325,057
Sempra	6,281	475,911
		1,424,358

Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	13,321	1,907,434
ConocoPhillips	6,351	569,939
Coterra Energy, Inc.	6,548	166,188
Exxon Mobil Corp.	17,750	1,913,450
Kinder Morgan, Inc.	19,161	563,333
		5,120,344

Personal Care Products - 0.2%
Kenvue, Inc.	12,996	272,006

Pharmaceuticals - 2.9%
Johnson & Johnson	9,300	1,420,575
Merck & Co., Inc.	12,759	1,010,002
Pfizer, Inc.	33,002	799,969
		3,230,546

Professional Services - 0.8%
Automatic Data Processing, Inc.	2,252	694,517
Paychex, Inc.	1,684	244,955
		939,472

Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc.	8,255	1,314,691
Texas Instruments, Inc.	4,582	951,315
		2,266,006

Software - 0.1%
Gen Digital, Inc.	4,099	120,511

Specialty Retail - 2.3%
Home Depot, Inc.	5,055	1,853,365
Lowe's Cos., Inc.	2,952	654,961
		2,508,326

Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc. - Class C	4,903	601,108
HP, Inc.	14,023	343,002
		944,110

Trading Companies & Distributors - 0.7%
Ferguson Enterprises, Inc.	2,627	572,029
Watsco, Inc.	583	257,465
		829,494
TOTAL COMMON STOCKS (Cost $46,795,712)		54,458,800

INVESTMENT COMPANIES - 48.8%	Shares	Value
Domestic Equity Funds - 28.2%
Schwab U.S. Large-Cap ETF (a)	138,223	3,378,170
Vanguard High Dividend Yield ETF (a)(b)	208,788	27,833,528
		31,211,698

Domestic Fixed Income Funds - 0.8%
SPDR Bloomberg 1-3 Month T-Bill ETF	9,881	906,384

Emerging Market Equity Funds - 4.9%
iShares Emerging Markets Dividend ETF	190,610	5,460,977

International Equity Funds - 9.8%
Vanguard International High Dividend Yield ETF (a)	135,692	10,870,286

Real Estate Funds - 5.1%
Vanguard Global ex-U.S. Real Estate ETF	121,441	5,604,502
TOTAL INVESTMENT COMPANIES (Cost $51,956,136)		54,053,847

SHORT-TERM INVESTMENTS - 15.1%		Value
Investments Purchased with Proceeds from Securities Lending - 13.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	14,535,329	14,535,329

Money Market Funds - 2.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (c)	2,175,831	2,175,831
TOTAL SHORT-TERM INVESTMENTS (Cost $16,711,160)		16,711,160

TOTAL INVESTMENTS - 113.1% (Cost $115,463,008)		125,223,807
Liabilities in Excess of Other Assets - (13.1)%		(14,531,391)
TOTAL NET ASSETS - 100.0%		$110,692,416
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $14,295,314.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.